UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        July 16, 2008
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      83
Form 13F Information Table Value Total:      $113,532
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1007    14474 SH       SOLE                                      14474
AT & T Inc                     COM              00206R102      282     8366 SH       SOLE                                       8366
Abbott Laboratories            COM              002824100      788    14875 SH       SOLE                                      14875
Adobe Systems Inc              COM              00724F101     2349    59629 SH       SOLE                                      59629
Aflac                          COM              001055102     3206    51053 SH       SOLE                                      51053
Ametek Inc                     COM              031100100     1785    37802 SH       SOLE                                      37802
Amphenol Corp New Cl A         COM              032095101     1239    27615 SH       SOLE                                      27615
Anadarko Petroleum Corp        COM              032511107     1000    13368 SH       SOLE                                      13368
Apache Corporation             COM              037411105     3178    22863 SH       SOLE                                      22863
Aptargroup Inc                 COM              038336103      918    21880 SH       SOLE                                      21880
BP PLC Spons Adr               COM              055622104      215     3094 SH       SOLE                                       3094
Bard C.R. Inc.                 COM              067383109      699     7947 SH       SOLE                                       7947
Becton Dickinson & Co          COM              075887109     2258    27775 SH       SOLE                                      27775
C H Robinson Worldwide Inc New COM              12541W209     2452    44713 SH       SOLE                                      44713
CVS Corp                       COM              126650100     1253    31661 SH       SOLE                                      31661
Cameron Intl                   COM              13342B105     1006    18184 SH       SOLE                                      18184
Canadian National Railway Corp COM              136375102      754    15690 SH       SOLE                                      15690
Canon Inc. Adr                 COM              138006309      385     7528 SH       SOLE                                       7528
Caterpillar Inc                COM              149123101     1613    21850 SH       SOLE                                      21850
Church & Dwight Inc            COM              171340102      974    17287 SH       SOLE                                      17287
Clarcor Inc                    COM              179895107     1190    33893 SH       SOLE                                      33893
Cognizant Tech                 COM              192446102      279     8595 SH       SOLE                                       8595
Consol Energy Inc              COM              20854p109      572     5093 SH       SOLE                                       5093
Danaher Corp                   COM              235851102     2266    29316 SH       SOLE                                      29316
Dentsply Intl                  COM              249030107      888    24141 SH       SOLE                                      24141
Donaldson Company Inc          COM              257651109     1503    33680 SH       SOLE                                      33680
Dover Corp                     COM              260003108      300     6200 SH       SOLE                                       6200
Eaton Vance                    COM              278265103      924    23241 SH       SOLE                                      23241
Ecolab                         COM              278865100     2263    52639 SH       SOLE                                      52639
Emerson Electric Co            COM              291011104     3489    70562 SH       SOLE                                      70562
Energen Corp                   COM              29265N108      718     9205 SH       SOLE                                       9205
Expeditors Int'l Wash          COM              302130109     2082    48420 SH       SOLE                                      48420
Exxon Mobil Corp               COM              30231G102     3817    43306 SH       SOLE                                      43306
FPL Group                      COM              302571104     1316    20071 SH       SOLE                                      20071
Factset Research System        COM              303075105      951    16872 SH       SOLE                                      16872
Fastenal Co                    COM              311900104      793    18375 SH       SOLE                                      18375
Fiserv Inc.                    COM              337738108     1816    40029 SH       SOLE                                      40029
General Dynamics               COM              369550108     2122    25198 SH       SOLE                                      25198
General Electric Co            COM              369604103      331    12400 SH       SOLE                                      12400
Gilead Sciences Inc            COM              375558103     2153    40662 SH       SOLE                                      40662
Graco Inc                      COM              384109104      210     5507 SH       SOLE                                       5507
Grainger (WW) Inc              COM              384802104     2066    25258 SH       SOLE                                      25258
Harris Corp                    COM              413875105     2010    39811 SH       SOLE                                      39811
Idexx Labs                     COM              45168D104     1905    39086 SH       SOLE                                      39086
Illinois Tool Works            COM              452308109     2541    53478 SH       SOLE                                      53478
Int'l Business Mach            COM              459200101     1557    13133 SH       SOLE                                      13133
Jacobs Engineering Group Inc   COM              469814107     1155    14317 SH       SOLE                                      14317
Johnson & Johnson              COM              478160104     2381    37014 SH       SOLE                                      37014
Johnson Controls               COM              478366107     1626    56707 SH       SOLE                                      56707
Kimco Realty Corp              COM              49446R109      524    15180 SH       SOLE                                      15180
Logitech International ADR     COM              H50430232      479    17874 SH       SOLE                                      17874
MEMC Electronic Materials Inc. COM              552715104      407     6615 SH       SOLE                                       6615
McCormick & Co                 COM              579780206      805    22585 SH       SOLE                                      22585
Mettler Toledo International   COM              592688105     1068    11256 SH       SOLE                                      11256
Millipore Corp                 COM              601073109      287     4235 SH       SOLE                                       4235
Nucor Corp                     COM              670346105     1216    16287 SH       SOLE                                      16287
Omnicom Group                  COM              681919106      796    17740 SH       SOLE                                      17740
Parker Hannifin Corp           COM              701094104     1027    14400 SH       SOLE                                      14400
Pharmaceutical Prod Dev        COM              717124101      423     9860 SH       SOLE                                       9860
Praxair Inc                    COM              74005P104     2005    21275 SH       SOLE                                      21275
Procter & Gamble Co            COM              742718109     2542    41801 SH       SOLE                                      41801
Prologis Tr                    COM              743410102      212     3907 SH       SOLE                                       3907
Qualcomm Inc                   COM              747525103     1097    24718 SH       SOLE                                      24718
Quest Diagnostics              COM              74834L100      483     9963 SH       SOLE                                       9963
Questar Corporation            COM              748356102     1621    22813 SH       SOLE                                      22813
RPM Inc                        COM              749685103     1152    55929 SH       SOLE                                      55929
Research in Motion Ltd         COM              760975102      788     6745 SH       SOLE                                       6745
Roper Inds Inc New Com         COM              776696106     1746    26507 SH       SOLE                                      26507
Schlumberger Ltd               COM              806857108      301     2800 SH       SOLE                                       2800
Sigma-Aldrich Corp             COM              826552101     3384    62837 SH       SOLE                                      62837
Staples Inc                    COM              855030102      525    22117 SH       SOLE                                      22117
Stericycle Inc                 COM              858912108     1228    23761 SH       SOLE                                      23761
Strayer Education Inc          COM              863236105     1530     7316 SH       SOLE                                       7316
Stryker Corp                   COM              863667101     3340    53112 SH       SOLE                                      53112
SunTrust Banks Inc             COM              867914103      398    11000 SH       SOLE                                      11000
Syngenta Adr                   COM              87160A100     1767    27305 SH       SOLE                                      27305
T Rowe Price Assoc             COM              74144T108     1326    23482 SH       SOLE                                      23482
Techne Corporation             COM              878377100     1001    12930 SH       SOLE                                      12930
Teva Pharmaceutical            COM              881624209     2486    54278 SH       SOLE                                      54278
Trimble Navigation Ltd         COM              896239100      758    21223 SH       SOLE                                      21223
United Technologies            COM              913017109     2934    47552 SH       SOLE                                      47552
Walgreen Co                    COM              931422109      363    11167 SH       SOLE                                      11167
Zimmer Holdings Inc            COM              98956P102      923    13567 SH       SOLE                                      13567